Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
ETFB Green SRI REITs ETF
Shareholder Report [Line Items]
Fund Name	ETFB Green SRI REITs ETF
Class Name	ETFB Green SRI REITs ETF
Trading Symbol	RITA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ETFB Green SRI REITs ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ritaetf.com/rita. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://ritaetf.com/rita
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ETFB Green SRI REITs ETF	$24	0.50%
[1]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://ritaetf.com/rita for more recent performance information.
Net Assets	$ 7,104,217
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$7,104,217
Number of Holdings	44
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Securities	(% of Net Assets)
Prologis, Inc.	9.4%
Welltower, Inc.	9.1%
Digital Realty Trust, Inc.	8.7%
Public Storage	7.9%
AvalonBay Communities, Inc.	6.6%
Alexandria Real Estate Equities, Inc.	4.7%
Equity Residential	4.6%
Goodman Group	4.2%
Nippon Prologis REIT, Inc.	3.4%
Invitation Homes, Inc.	3.3%

Top Sectors	(% of Net Assets)
Financial	98.7%
Cash & Other	1.3%

Updated Prospectus Web Address	https://ritaetf.com/rita

[1]
*	Annualized